Business Acquisitions - Fair Value Of Net Asset Acquired (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 17, 2011 SinfulColors Acquisition [Member]
Business Acquisition [Line Items]
Trade receivables					$ 2.7
Inventories					3.3
Property, plant and equipment, net					0.4
Intangible assets					22.8
Accounts payable					(0.9)
Accrued expenses and other					(1.4)
Fair value of net assets acquired					26.9
Goodwill	217.9	217.8	194.7	182.7	12.1
Total consideration					$ 39.0